INTEGRITY MANAGED PORTFOLIOS

SUPPLEMENT DATED OCTOBER 1, 2012

TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2011

Kansas Insured Intermediate Fund

The reorganization of Kansas Insured Intermediate Fund into Kansas Municipal Fund is complete. References to Kansas Insured Intermediate Fund in the Prospectus and Statement of Additional Information are deleted and shares of Kansas Insured Intermediate Fund are no longer offered.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE